Investments Accounted for Under Equity Method - Summary of Amounts Included in Financial Statements in Accordance with Group Accounting Principles (Parenthetical) (Detail) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€)
Disclosure of investments accounted for using equity method [line items]
Gain related shareholders loan facilities modification	€ 12
Share of losses of joint-ventures in excess of initial investment	28
Group Companies and Constellium UACJ ABS LLC [member]
Disclosure of investments accounted for using equity method [line items]
Loans advanced	104
Share of losses of joint-ventures in excess of initial investment	€ 28